Equity (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Statement Line Items [Line Items]
Number of ordinary shares, Balance at January 1, 2019 | shares	140,252,374
Number of ordinary shares, Issue of share capital - 2019 Financing Rounds (Note 17e) | shares	65,714,120
Number of ordinary shares, Conversion of Convertible Debentures (Note 17f) | shares	22,821,520
Number of ordinary shares, Balance at December 31, 2019 | shares	228,788,014
NIS [Member]
Statement Line Items [Line Items]
Par value, Balance at January 1, 2019 | $	$ 14,025,237
Par value, Issue of share capital - 2019 Financing Rounds (Note 17e) | $	6,571,412
Par value, Conversion of Convertible Debentures (Note 17f) | $	2,282,152
Par value, Balance at December 31, 2019 | $	$ 22,878,801